Operating expenses (Tables)	6 Months Ended
Jun. 30, 2022
Operating Expenses [Abstract]
Schedule of operating expenses

	Half-year to 30 Jun 2022 £m	Half-year to 30 Jun 2021 £m

Staff costs	1,907	1,868
Premises and equipment costs	126	112
Other expenses	1,185	1,364
Depreciation and amortisation	1,187	1,220
Total operating expenses	4,405	4,564